Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	₩ 158,155	₩ 106,010
Cash and Cash Equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	86,051	39,095
Short Term Financial Instruments
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	9,500	22,500
Accounts Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	60,664	42,168
Other Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	255	698
Other Current Assets
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	191	155
Other Non-current Financial Assets
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	₩ 1,494	₩ 1,394